Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Statement of Cash Flows [Abstract]
Net (loss)	$ (2,982,763)	$ (2,364,123)	$ (4,940,548)	$ (4,378,074)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share based compensation expenses	722,642	482,546	777,576	640,394
Amortization and depreciation	27,638	28,823	57,894	27,055
Impairment of intangible assets				41,045
Gain on disposal of subsidiary				(8,298)
Impairment of fixed assets	1,293
Change in operating assets and liabilities:
(Increase) decrease in accounts receivable	1,686,094	409,212	(775,837)	(1,437,329)
(Increase) decrease in prepayment and deposit	(892,358)	(2,014,573)	(2,684,965)	1,975,673
(Increase) decrease in other receivable	14,789	(663,370)	(32,545)	(906,265)
(Increase) decrease in inventories	1,289	(1,184)	(6)	(1,401)
Increase (decrease) in accounts payable	(1,778,928)	(86,230)	1,114,653	(230,118)
Increase (decrease) in accrual and other payables	(585,539)	698,460	639,107	2,509
Increase (decrease) in due to lease liability		(3,191)	(3,191)	3,191
Net Cash provided by (used in) operating activities	(3,785,843)	(3,513,630)	(5,847,862)	(4,271,618)
Cash flows from investing activities
Purchase of equipment	(4,120)	(12,625)	(14,394)	(16,996)
Purchase of intangible assets			(11,678)	(221,489)
Net cash provided by (used in) investing activities	(4,120)	(12,625)	(26,072)	(238,485)
Cash flows from financing activities
Proceed from convertible note	5,530,000
Execution of convertible notes		1,941,000		(1,000,000)
Proceed from loan payable		(1,654,207)	299,695	1,654,207
Common stock issued for cash		3,294,498	5,114,499	5,886,500
Cancellation of shares				(15,000)
Net cash provided by (used in) financing activities	5,530,000	3,581,291	5,414,194	5,174,600
Effect of exchange rates on cash and cash equivalents	(217,408)	(27,668)	70,956	83,301
Net change in cash	1,522,629	27,368	(388,784)	747,798
Cash at beginning of period	461,933	850,717	850,717	102,919
Cash at end of period	1,984,562	878,085	461,933	850,717
Repayment to related parties				(1,351,107)
Major non-cash transactions:
Conversion of loan payables to shares			1,941,000
Supplemental disclosures of cash flow information:
Interest paid
Taxes paid
Net cash provided by (used in) financing activities	$ 5,530,000	$ 3,581,291	$ 5,414,194	$ 5,174,600